EXPENSES BY NATURE (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefit expenses	€ (967)	€ (902)	€ (1,038)
Depreciation and amortization	(267)	(259)	(256)
Other gains and losses - net	117	(89)	(23)
Total operating expenses	(5,668)	(4,758)	(5,652)
Total Operating Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials and consumables used	(3,885)	(2,832)	(3,535)
Employee benefit expenses	(967)	(902)	(1,038)
Energy costs	(149)	(141)	(162)
Sub-contractors	(102)	(89)	(100)
Freight out costs	(143)	(122)	(156)
Professional fees	(63)	(73)	(97)
Lease expenses	(12)	(11)	(13)
Depreciation and amortization	(267)	(259)	(256)
Other operating expenses	(197)	(240)	(272)
Other gains and losses - net	€ 117	€ (89)	€ (23)